Financial instruments, Categories of financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Financial assets [Abstract]
Cash and cash equivalents		$ 60,658	[1],[2]	$ 68,641	[1],[2]	$ 67,356	$ 94,944
Accounts receivable and accrued revenues	[1]	30,361		30,060
Total financial assets		91,018		98,700
Financial liabilities [Abstract]
Accounts payables and accrued expenses	[1]	19,662		18,503
Derivative financial liabilities, current	[3]	7,002		9,073
Current portion long-term debt	[1]	9,792		3,396
Long-term debt	[1]	512,507		446,562
Derivative financial liabilities, non-current	[3]	4,222		14,601
Total financial liabilities		553,184		492,135
Restricted cash		$ 289		$ 299

[1]	Amortized cost.
[2]	Cash and cash equivalents include $289 thousand in restricted cash in 2021 and $299 thousand in 2020, including employee withholding tax.
[3]	Fair value through profit or loss.